Commitments and Contingencies - Schedule of Jackpot Liabilities Recorded as Current and Non-current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Jackpot Liabilities, Current	$ 71,290	$ 74,670
Jackpot Liabilities, Noncurrent	147,654	$ 160,101
Total jackpot liabilities	$ 218,944